Other Intangible Assets, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 115.4	€ 103.7	€ 105.5
Impairment of Intangible Assets (Excluding Goodwill)	0.0	0.0	0.1
Other intangible assets not yet available for use	14.9	37.0
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	97.4	97.2	99.7
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	7.5	1.3	2.1
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 10.5	€ 5.2	€ 3.7